Other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other current assets.
Tax recoverable	€ 5,781	€ 7,444
Prepaid expenses	4,291	5,592
Advances and payments on account to vendors	3,721	4,261
Deposits of rental, utility and other	1,983	1,808
Other receivable of royalties	1,428	4,975
Other	5,464	5,032
Total other current assets	€ 22,668	€ 29,112